Interest expense - Schedule of Interest Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Interest Expense [Abstract]
Debenture interest	$ 4,851,367	$ 2,170,468
Interest accretion on deferred consideration	0	157,999
Interest accretion on lease liability	26,954	35,005	$ 86,407
Other interest expenses	1,522	873
Total interest expense	$ 4,879,843	$ 2,364,345